Acquisition of Essentialis Inc - Purchase Price Consideration (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 07, 2017	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Fair value of stock consideration		$ 4,200
Fair value of contingent consideration		5,649	$ 5,082
Total purchase price consideration		$ 5,300
Essentialis, Inc. [Member]
Business Acquisition [Line Items]
Fair value of stock consideration	$ 17,246
Fair value of contingent consideration	2,590
Total purchase price consideration	19,836
Net assets acquired	19,836
Essentialis, Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Patents	$ 19,836